Intangible assets and goodwill - Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 1,114,593	$ 1,126,768
Acquisitions through business combinations	867,365	(1,359)
Effect of movements in exchange rates	5,779	(10,816)
Intangible assets and goodwill at end of period	1,987,737	1,114,593
Nuvei Corporation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	372,379	373,738
Acquisitions through business combinations	864,172	(1,359)
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	1,236,551	372,379
Digital Payments
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	726,831	737,647
Acquisitions through business combinations	3,193	0
Effect of movements in exchange rates	5,779	(10,816)
Intangible assets and goodwill at end of period	735,803	726,831
Loan Payment Pro ("LPP")
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,383	15,383
Acquisitions through business combinations	0	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	$ 15,383	$ 15,383